Fees Summary	Nov. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 191,240,114.00
Previously Paid Amount	0.00
Total Fee Amount	26,410.26
Total Offset Amount	0.00
Net Fee	$ 26,410.26